Operating Expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
German Govermental Plan
Disclosure of attribution of expenses by nature to their function [line items]
Employers contribution to pension plan percent	9.30%
Employers contribution to pension plan amount	€ 17.5	€ 15.0	€ 12.3
DC plans US
Disclosure of attribution of expenses by nature to their function [line items]
Employers contribution to pension plan amount	€ 1.9	€ 1.6	€ 1.6